Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average number of shares on which earnings per share calculations are based
Weighted-average shares outstanding during period (in shares)	887,235,105	912,048,072	932,828,295
Add - Incremental shares under stock-based compensation plans (in shares)	4,199,440	2,786,316	3,094,373
Add - Incremental shares associated with contingently issuable shares (in shares)	1,378,831	1,481,326	1,462,957
Assuming dilution (in shares)	892,813,376	916,315,714	937,385,625
Net income on which basic earnings per share is calculated
Income from continuing operations	$ 9,435	$ 8,723	$ 5,758
Income/(loss) from discontinued operations, net of tax	(4)	5	(5)
Net income on which basic earnings per share is calculated	9,431	8,728	5,753
Net income on which diluted earnings per share is calculated
Income from continuing operations	9,435	8,723	5,758
Net income applicable to contingently issuable shares	0	(6)	(2)
Income from continuing operations on which diluted earnings per share is calculated	9,435	8,718	5,756
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(4)	5	(5)
Net income on which diluted earnings per share is calculated	$ 9,431	$ 8,722	$ 5,752
Assuming dilution
Continuing operations (in dollars per share) (Note H)	$ 10.57	$ 9.51	$ 6.14
Discontinued operations (in dollars per share)	(0.01)	0.01	0.00
Total (in dollars per share) (Note H)	10.56	9.52	6.14
Basic
Continuing operations (in dollars per share) (Note H)	10.63	9.56	6.17
Discontinued operations (in dollars per share)	0.00	0.01	0.00
Total (in dollars per share) (Note H)	$ 10.63	$ 9.57	$ 6.17